COMMITMENTS AND CONTINGENCIES - NARRATIVE (Details) - USD ($)	Dec. 31, 2024	Feb. 29, 2024
Disclosure of non-adjusting events after reporting period [line items]
Investment property under development	$ 4,691,709
Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Counterparty settlement amount		$ 237,226